Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Select Short Corporate Income Fund - Class A [Member] | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Short Corporate Income Fund - Class A [Member] | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Short Corporate Income Fund - Class A [Member] | Goldman Sachs Group, Inc. (The) 04/23/2031 5.218% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Short Corporate Income Fund - Class A [Member] | Morgan Stanley Private Bank NA 07/18/2031 4.734% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Short Corporate Income Fund - Class A [Member] | Gilead Sciences, Inc. 03/01/2026 3.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Short Corporate Income Fund - Class A [Member] | JPMorgan Chase & Co. 01/24/2031 5.140% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Short Corporate Income Fund - Class A [Member] | Bacardi Ltd. 05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Short Corporate Income Fund - Class A [Member] | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Short Corporate Income Fund - Class A [Member] | Citigroup, Inc. 06/03/2031 2.572% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Select Short Corporate Income Fund - Class A [Member] | T-Mobile US, Inc. 02/15/2026 2.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Short Corporate Income Fund - Class A [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Columbia Select Short Corporate Income Fund - Class A [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Select Short Corporate Income Fund - Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Select Short Corporate Income Fund - Class C [Member] | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Short Corporate Income Fund - Class C [Member] | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Short Corporate Income Fund - Class C [Member] | Goldman Sachs Group, Inc. (The) 04/23/2031 5.218% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Short Corporate Income Fund - Class C [Member] | Morgan Stanley Private Bank NA 07/18/2031 4.734% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Short Corporate Income Fund - Class C [Member] | Gilead Sciences, Inc. 03/01/2026 3.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Short Corporate Income Fund - Class C [Member] | JPMorgan Chase & Co. 01/24/2031 5.140% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Short Corporate Income Fund - Class C [Member] | Bacardi Ltd. 05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Short Corporate Income Fund - Class C [Member] | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Short Corporate Income Fund - Class C [Member] | Citigroup, Inc. 06/03/2031 2.572% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Select Short Corporate Income Fund - Class C [Member] | T-Mobile US, Inc. 02/15/2026 2.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Short Corporate Income Fund - Class C [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Columbia Select Short Corporate Income Fund - Class C [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Select Short Corporate Income Fund - Class C [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | Goldman Sachs Group, Inc. (The) 04/23/2031 5.218% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | Morgan Stanley Private Bank NA 07/18/2031 4.734% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | Gilead Sciences, Inc. 03/01/2026 3.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | JPMorgan Chase & Co. 01/24/2031 5.140% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | Bacardi Ltd. 05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | Citigroup, Inc. 06/03/2031 2.572% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | T-Mobile US, Inc. 02/15/2026 2.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Select Short Corporate Income Fund - Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | Goldman Sachs Group, Inc. (The) 04/23/2031 5.218% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | Morgan Stanley Private Bank NA 07/18/2031 4.734% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | Gilead Sciences, Inc. 03/01/2026 3.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | JPMorgan Chase & Co. 01/24/2031 5.140% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | Bacardi Ltd. 05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | Citigroup, Inc. 06/03/2031 2.572% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | T-Mobile US, Inc. 02/15/2026 2.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Select Short Corporate Income Fund - Institutional 2 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | Goldman Sachs Group, Inc. (The) 04/23/2031 5.218% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | Morgan Stanley Private Bank NA 07/18/2031 4.734% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | Gilead Sciences, Inc. 03/01/2026 3.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | JPMorgan Chase & Co. 01/24/2031 5.140% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | Bacardi Ltd. 05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | Citigroup, Inc. 06/03/2031 2.572% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | T-Mobile US, Inc. 02/15/2026 2.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Select Short Corporate Income Fund - Institutional 3 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%